Long-term debt - Schedule of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Total Gross Debt	$ 55,310	$ 54,422
Current portion	(10,327)	(8,993)
Long-term portion	44,983	45,429
Secured Debt
Debt Instrument [Line Items]
Total Gross Debt	24,023	18,987
Senior revolving financing facility
Debt Instrument [Line Items]
Total Gross Debt	8,645	10,901
Convertible debt (note 14 (c))
Debt Instrument [Line Items]
Total Gross Debt	17,382	17,335
Senior financing
Debt Instrument [Line Items]
Total Gross Debt	3,744	6,562
Capital lease obligations (note 14 (e))
Debt Instrument [Line Items]
Total Gross Debt	$ 1,516	$ 637